Earnings Per Share (Details Textual) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Time Based Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based compensation, options outstanding	1,598	2,145	3,000
Performance Based Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based compensation, options outstanding	617	1,384	2,000
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based compensation, options outstanding	1,300	1,300	1,100
Restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock options	500	600	500
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock options	600	900	800